LEASE (Schedule of Maturities of lease liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of the lease liabilities
2024	$ 767
2025	313
2026 and thereafter	62
Total undiscounted lease payments	1,142
Less: Imputed interest	(47)
Present value of lease liabilities balance	1,095	$ 1,892
Amounts due within 12 months	748	1,228
Long-term lease liabilities	$ 347	$ 664